CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenue	¥ 2,451,287	$ 375,676	¥ 3,599,436	¥ 2,282,216
Cost of revenue	(2,036,821)	(312,156)	(2,842,394)	(1,805,588)
Gross profit	414,466	63,520	757,042	476,628
Operating expenses:
Sales and marketing expenses	(38,020)	(5,827)	(48,395)	(59,099)
Product development expenses	(301,401)	(46,192)	(724,983)	(202,877)
General and administrative expenses	(301,065)	(46,140)	(520,421)	(145,277)
Total operating expenses	(640,486)	(98,159)	(1,293,799)	(407,253)
Income (Loss) from operations	(226,020)	(34,639)	(536,757)	69,375
Other income (expenses):
Interest expense, net	(12,989)	(1,991)	(8,719)	(1,118)
Foreign currency exchange gain (loss), net	(4,084)	(626)	237	684
Gain on short-term investments	321	49	2,771	5,512
Impairment loss for long-term equity investment	0		(16,000)
Government grants	22,885	3,507	22,351	8,792
Other income, net	9,207	1,411	7,724	5,648
Share of profit from equity method investees, net of income tax	3,970	608	21,772	19,566
Income (loss) before income tax	(206,710)	(31,681)	(506,621)	108,459
Income tax expense	(14,665)	(2,248)	(3,766)	(4,433)
Net income (loss)	(221,375)	(33,929)	(510,387)	104,026
Net loss attributable to noncontrolling interests	1,087	167
Net income (loss) attributable to FANGDD Network Group Ltd.	(220,288)	(33,762)	(510,387)	104,026
Accretion of Redeemable Convertible Preferred Shares			(116,308)	(248,186)
Deemed dividend to preferred shareholder			(642,174)
Net loss attributable to ordinary shareholders	(220,288)	(33,762)	(1,268,869)	(144,160)
Net income (loss)	(221,375)	(33,929)	(510,387)	104,026
Other comprehensive loss
Foreign currency translation adjustment, net of tax	(28,054)	(4,299)	(94,357)	(119,487)
Total comprehensive loss, net of tax	(249,429)	(38,228)	(604,744)	(15,461)
Total comprehensive loss attributable to noncontrolling interests	1,087	167
Total comprehensive loss attributable to ordinary shareholders	¥ (248,342)	$ (38,061)	¥ (604,744)	¥ (15,461)
Net loss per share attributable to ordinary shareholders
- Basic and diluted (in dollars per share) | (per share)	¥ (0.11)	$ (0.02)	¥ (1.17)	¥ (0.15)
Weighted average number of ordinary shares outstanding used in computing net loss per share
- Basic and diluted (in shares) | shares	1,993,326,758	1,993,326,758	1,087,910,999	945,712,030